CONSOLIDATED STATEMENTS OF STOCKHOLDERS' INVESTMENT AND REDEEMABLE NONCONTROLLING INTEREST (Parenthetical) - $ / shares	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' INVESTMENT AND REDEEMABLE NONCONTROLLING INTEREST [Abstract]
Cash dividends declared per common share	$ 0.07	$ 0	$ 0	$ 0	$ 0.07